Summary of Significant Accounting Policies (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) segment	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies
Number of operating segments | segment			1		1
Impairment losses on any long-lived assets	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Assets, transfers from level 1 to level 2	0		0		0
Assets, transfers from level 2 to level 1	0		0		0
Liabilities, transfers from level 1 to level 2	0		0		0
Liabilities, transfers from level 2 to level 1	$ 0		0		0
Assets, transfers into Level 3			0		0
Assets, transfers out of Level 3			0		0
Liabilities, transfers into Level 3			0		0
Liabilities, transfers out of Level 3			$ 0		$ 0
Exchange ratio	1		1		1